DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - Cartesian Growth Corporation III - USD ($)	May 05, 2025	May 01, 2025	Dec. 31, 2025	Dec. 17, 2025
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Transaction costs	$ 18,821,468
Cash underwriting fee	4,800,000
Deferred offering costs	13,140,000
Other offering costs	$ 881,468
Minimum aggregate fair market value as a percentage of the net assets held in the trust account	80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination	50.00%
Percentage of outstanding shares will be redeemed	100.00%
Threshold business days for computation of redemption price	2 days
Price per share place in trust account	$ 10
Threshold business days for redemption of public shares	10 days
Maximum dissolution expenses	$ 100,000
Class A ordinary shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares issued for each warrant	1
Exercise price of warrants	$ 11.5
Cantor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Deferred offering costs				$ 13,140,000
Initial public offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units offered	27,600,000
Price per unit	$ 10
Gross proceeds from issuance of initial public offering	$ 276,000,000
Number of redeemable warrant per unit	0.5
Initial public offering | Class A ordinary shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares per unit	1
Number of shares issued for each warrant	1
Exercise price of warrants	$ 11.5		$ 11.5
Over- allotment options
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units offered	3,600,000	3,600,000
Cash underwriting fee	$ 4,800,000
Deferred offering costs	$ 13,140,000
Private placement | Related Party
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants issued	6,800,000
Issue price of warrants	$ 1
Gross proceeds from issuance of private placement	$ 6,800,000
Number of shares issued for each warrant	1
Private placement | Related Party | Class A ordinary shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Exercise price of warrants	$ 11.5
Private placement | Related Party | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants issued	4,400,000
Private placement | Related Party | Cantor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants issued	2,400,000